Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Entity Registrant Name	TRUSTMARK CORP
Amendment Flag	false
Entity Central Index Key	0000036146
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Incorporation State Country Code	MS
Entity File Number	000-03683
Entity Tax Identification Number	64-0471500
Entity Address, Address Line One	248 East Capitol Street
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39201
City Area Code	(601)
Local Phone Number	208-5111
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	TRMK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false